Quarterly Holdings Report
for
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SMB-NPRT1-0624
1.9905580.101
Municipal Bonds - 50.8%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
Black Belt Energy Gas District:
Series 2022 C1:
5.25% 12/1/24	5,000	5,022
5.25% 12/1/25	5,000	5,072
Series 2022 E:
5% 6/1/24	50,000	50,018
5% 6/1/25	50,000	50,349
5% 6/1/26	50,000	50,737
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 3.65%, tender 1/10/25 (b)	150,000	149,353
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	35,000	34,990
TOTAL ALABAMA		345,541
Arizona - 2.8%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2019, 5%, tender 6/3/24 (b)(c)	80,000	80,030
Series 2022 2, 5%, tender 9/1/27 (b)(c)	50,000	51,063
Maricopa County Indl. Dev. Auth. Series 2024 D, 5% 12/1/27 (d)	150,000	156,693
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/25	140,000	141,307
TOTAL ARIZONA		429,093
California - 5.3%
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	50,000	49,929
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 4%, tender 10/1/24 (b)(c)	150,000	149,890
(Waste Mgmt., Inc. Proj.) Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	100,000	99,924
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A1, 4.05%, tender 7/15/24 (b)(c)(e)	150,000	149,987
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5% 5/15/26 (c)	200,000	205,108
Los Angeles Unified School District Series 2024 A, 5% 7/1/25	150,000	152,760
TOTAL CALIFORNIA		807,598
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2022 B, 5%, tender 8/17/26 (b)	150,000	154,327
Connecticut - 2.0%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/25	10,000	10,162
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	150,000	147,223
Series 2017 C2, 2.8%, tender 2/3/26 (b)	150,000	146,855
TOTAL CONNECTICUT		304,240
District Of Columbia - 0.6%
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	100,218
Florida - 3.3%
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	100,000	103,415
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023, 3.55%, tender 1/1/26 (b)	50,000	49,143
Series 2024, 3.4%, tender 10/1/26 (b)	100,000	98,188
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 5%, tender 11/1/24 (b)(c)	50,000	50,053
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	100,000	103,016
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	100,000	100,194
TOTAL FLORIDA		504,009
Georgia - 3.6%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	100,000	97,645
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	100,000	100,010
Series 2013 1, 3.375%, tender 3/12/27 (b)	10,000	9,862
Main Street Natural Gas, Inc.:
Bonds Series 2021 A, 4%, tender 9/1/27 (b)	150,000	149,750
Series 2024 A1, 5% 3/1/27	100,000	101,966
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	90,000	90,128
TOTAL GEORGIA		549,361
Hawaii - 0.7%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	100,000	101,954
Illinois - 3.9%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	99,866
Illinois Gen. Oblig.:
Series 2016, 5% 2/1/27	80,000	82,734
Series 2017 D:
5% 11/1/24	200,000	200,961
5% 11/1/26	5,000	5,156
Series 2022 B, 5% 3/1/25	100,000	100,841
Series 2023 C, 5% 5/1/25	100,000	101,072
TOTAL ILLINOIS		590,630
Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.2%, tender 6/3/24 (b)(c)	150,000	149,919
Maryland - 0.3%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	50,000	49,283
Massachusetts - 1.3%
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	100,000	100,638
Series 2018 B, 5% 7/1/25 (c)	100,000	101,231
TOTAL MASSACHUSETTS		201,869
Michigan - 1.6%
Coopersville Area Pub. Schools Series 2022 I:
4% 5/1/26	30,000	30,295
5% 5/1/25	110,000	111,458
Michigan Hosp. Fin. Auth. Rev. Series 1999 B3, 4% 11/15/26	110,000	111,746
TOTAL MICHIGAN		253,499
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	105,000	105,233
Nevada - 0.6%
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.5%, tender 6/3/24 (b)(c)(e)	100,000	99,964
New Hampshire - 1.3%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	100,000	99,629
New Hampshire St Hsg. Fin. Series 2023 3, 3.85% 1/1/27	100,000	99,568
TOTAL NEW HAMPSHIRE		199,197
New Jersey - 3.3%
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/26	100,000	102,816
New Jersey Econ. Dev. Auth. Rev. Series 2019, 5.25% 9/1/24 (e)	100,000	100,349
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	75,000	75,838
Series 2016 A, 5% 7/1/24	100,000	100,126
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/26 (AMBAC Insured)	80,000	72,548
Series A, 0% 12/15/26	60,000	54,411
TOTAL NEW JERSEY		506,088
New York - 5.0%
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	50,000	51,285
New York City Gen. Oblig. Series 2016 A, 5% 8/1/27	155,000	157,533
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	165,000	154,168
New York Metropolitan Trans. Auth. Rev. Bonds:
Series 2019 A1, 5%, tender 11/15/24 (b)	100,000	100,415
Series 2020 A2, 5%, tender 5/15/24 (b)	100,000	100,032
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2024 A, 3.375%, tender 11/1/27 (b)	150,000	147,649
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2, 2%, tender 5/15/26 (b)	55,000	52,407
TOTAL NEW YORK		763,489
Oregon - 0.9%
Union County Hosp. Facility Auth. Series 2022, 5% 7/1/24	135,000	135,027
Pennsylvania - 3.3%
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2014, 4%, tender 7/1/24 (b)(c)	100,000	99,979
Series 2019 B2, 4%, tender 7/15/24 (b)(c)	100,000	99,828
(Waste Mgmt., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(c)	150,000	150,000
(Waste Mgmt., Inc. Proj.) Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	150,000	151,876
TOTAL PENNSYLVANIA		501,683
Tennessee - 0.6%
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	95,000	95,384
Texas - 2.1%
Magnolia Independent School District Series 2023, 5% 8/15/24	150,000	150,485
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 4.1%, tender 5/1/24 (b)(c)	150,000	150,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	15,000	15,360
TOTAL TEXAS		315,845
Virginia - 1.2%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	100,000	100,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	95,000	88,826
TOTAL VIRGINIA		188,826
Washington - 0.8%
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	50,000	51,128
Washington Ctfs. of Prtn. Series 2016 A, 5% 7/1/27	70,000	72,047
TOTAL WASHINGTON		123,175
Wisconsin - 1.3%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	200,000	200,921
TOTAL MUNICIPAL BONDS (Cost $7,815,105)		7,776,373

Municipal Notes - 48.2%
	Principal Amount (a)	Value ($)
Alabama - 8.7%
Black Belt Energy Gas District Participating VRDN Series ZL 03 97, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	330,000	330,000
Health Care Auth. for Baptist Health Series 2013 B, 5.19% 5/7/24, VRDN (b)	300,000	300,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.65% 5/1/24, VRDN (b)(c)	400,000	400,000
Southeast Energy Auth. Rev. Participating VRDN Series XG 04 10, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	300,000	300,000
TOTAL ALABAMA		1,330,000
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series XM 10 59, 3.92% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Delaware - 2.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.97% 5/7/24, VRDN (b)	100,000	100,000
Series 1994, 3.69% 5/1/24, VRDN (b)(c)	280,000	280,000
TOTAL DELAWARE		380,000
Florida - 1.3%
Orlando Health Participating VRDN Series 026, 4.04% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	200,000	200,000
Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 3.7% 5/1/24, VRDN (b)(c)	250,000	250,000
Kentucky - 2.0%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.98% 5/1/24, VRDN (b)(c)	200,000	200,000
Series 2020 B1, 3.98% 5/1/24, VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		300,000
Louisiana - 2.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4% 5/7/24, VRDN (b)	100,000	100,000
Series 2010 B1, 4.05% 5/7/24, VRDN (b)	330,000	330,000
TOTAL LOUISIANA		430,000
Massachusetts - 1.0%
Massachusetts Health & Edl. Facilities Auth. Rev. (Williams College Proj.) Series J, 3.91% 5/7/24, VRDN (b)	150,000	150,000
Minnesota - 2.7%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 3.92% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	410,000	410,000
New York - 9.0%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 4.12% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	380,000	380,000
New York City Gen. Oblig. Series 2012 2, 3.6% 5/8/24, VRDN (b)	500,000	500,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.09% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Series XF 13 55, 4.09% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
Series XF 16 49, 4.09% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
TOTAL NEW YORK		1,380,000
Ohio - 3.3%
Allen County Hosp. Facilities Rev. Series 2012 B, 4% 5/7/24 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	500,000	500,000
Pennsylvania - 2.7%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.7% 5/7/24, VRDN (b)	410,000	410,000
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 4.58% 5/7/24, VRDN (b)	100,000	100,000
Tennessee - 3.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.95% 5/7/24, VRDN (b)	600,000	600,001
Texas - 1.3%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 4.07% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	200,000	200,000
Virginia - 2.5%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.07% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	385,000	385,000
West Virginia - 1.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.38% 5/7/27, VRDN (b)	250,000	250,000
TOTAL MUNICIPAL NOTES (Cost $7,374,998)		7,375,001

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.61% (h)(i) (Cost $147,417)	147,388	147,432

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $15,337,520)	15,298,806
NET OTHER ASSETS (LIABILITIES) - 0.1%	12,778
NET ASSETS - 100.0%	15,311,584

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,300 or 2.3% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.61%	343,034	287,077	482,679	1,503	20	(20)	147,432	0.0%
Total	343,034	287,077	482,679	1,503	20	(20)	147,432

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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